Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based On
Year	Summary Compensation Table Total for Principal Executive Officer (PEO)	Compensation Actually Paid to PEO (1)	SUPPLEMENTAL Adjusted Compensation Actually Paid to PEO (1a)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	SUPPLEMENTAL Adjusted Average Compensation Actually Paid to Non-PEO NEOs (2a)	Company Total Shareholder Return (TSR)	Peer Group TSR (3)	Net Income	Company Selected Measure (CSM): Return on Assets
2022	$2,364,896	$2,335,804	$2,418,465	$858,843	$857,332	$859,071	$111	$107	$120,509	1.49%
2021	2,010,211	2,170,717	2,796,186	722,088	785,171	863,006	101	124	118,534	1.53%
2020	2,321,326	2,252,328	1,814,387	820,700	814,806	716,485	80	90	81,437	1.14%

Peer Group Issuers, Footnote [Text Block]	The peer group is a market-capitalization-weighted stock index of all publicly-traded banking companies in Illinois, Indiana, Michigan, Ohio, and Wisconsin and is the same as the one used in the performance graph included above in the Company Performance section.
PEO Total Compensation Amount	$ 2,364,896	$ 2,010,211	$ 2,321,326
PEO Actually Paid Compensation Amount	$ 2,335,804	2,170,717	2,252,328
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate Compensation Actually Paid (CAP) the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation for the PEO, Mr. Murphy. Deductions are grant-date fair values of equity awards shown in the SCT.

Year*	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
2022	$810,000	$1,397,304	$157,592	$2,364,896	$(449,554)	$420,462	$2,335,804
2021	808,269	1,062,804	139,138	2,010,211	(235,254)	395,760	2,170,717
2020	822,461	1,376,111	122,754	2,321,326	(888,361)	819,363	2,252,328
*Supporting detail for the additions for each year is provided in the supplemental tables indicated for each year below.
(1a) The Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus it has redistributed these amounts to calculate supplemental adjusted CAP amounts for the PEO as follows.

SUPPLEMENTAL

Year*	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Reclass Current Year LTEIP Cash Award	Less: Prior Year EIP/LTEIP Equity Awards	Current Year EIP Equity Award	Prorated Current Year LTEIP Equity Award	Other Additions to CAP Total	SUPPLEMENTAL Adjusted CAP
2022	$810,000	$1,397,304	$157,592	$2,364,896	$(156,584)	$(449,554)	$408,550	$280,249	$(29,092)	$2,418,465
2021	808,269	1,062,804	139,138	2,010,211	102,792	(235,254)	449,554	308,376	160,507	2,796,186
2020	822,461	1,376,111	122,754	2,321,326	53,792	(888,361)	235,254	161,375	(68,999)	1,814,387
*Supporting detail for the additions for each year is provided in the supplemental tables indicated for each year below.
Supplemental Detail — PEO 2022. The additions to the PEO SCT total and adjusted SCT total for 2022 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/22	Change in Value of Prior Years’ Awards Unvested at 12/31/22	Change in Value of Prior Years’ Awards That Vested in FY 2022	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$425,280	$(31,600)	$—	$393,680	$(24,274)	$(55,874)
MV Shares	—	26,782	—	26,782	—	26,782
Total	$425,280	$(4,818)	$—	$420,462	$(24,274)	$(29,092)
Supplemental Detail — PEO 2021. The additions to the PEO SCT total and adjusted SCT total for 2021 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/21	Change in Value of Prior Years’ Awards Unvested at 12/31/21	Change in Value of Prior Years’ Awards That Vested in FY 2021	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$249,464	$36,203	$—	$285,667	$14,211	$50,414
MV Shares	—	110,093	—	110,093	—	110,093
Total	$249,464	$146,296	$—	$395,760	$14,211	$160,507
Supplemental Detail — PEO 2020. The additions to the PEO SCT total and adjusted SCT total for 2020 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/20	Change in Value of Prior Years’ Awards Unvested at 12/31/20	Change in Value of Prior Years’ Awards That Vested in FY 2020	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$300,049	$41,072	$—	$341,121	$21,131	$62,203
MV Shares	515,437	(37,195)	—	478,242	(94,007)	(131,202)
Total	$815,486	$3,877	$—	$819,363	$(72,876)	$(68,999)

Non-PEO NEO Average Total Compensation Amount	$ 858,843	722,088	820,700
Non-PEO NEO Average Compensation Actually Paid Amount	$ 857,332	785,171	814,806
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate Compensation Actually Paid (CAP) the following amounts were deducted from and added to the average non-PEO NEO’s Summary Compensation Table (SCT) total compensation. Deductions are grant-date fair values of equity awards shown in the SCT. Supporting detail for the additions are detailed in the supplemental tables indicated for each year. Non-PEO NEO’s for 2021 and 2022 were Ms. Short, Mr. Griffith, Mr. Buhr and Mr. Bauer. Non-PEO NEO’s for 2020 were Ms. Short, Mr. Griffith, Mr. Buhr and James R. Seitz.

Year*	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
2022	$359,529	$437,246	$62,068	$858,843	$(108,555)	$107,044	$857,332
2021	334,423	333,720	53,945	722,088	(113,051)	176,134	785,171
2020	333,493	432,403	54,804	820,700	(297,112)	291,218	814,806
*Supporting detail for the additions for each year is provided in the supplemental tables indicated for each year below.
(2a) The Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus it has redistributed these amounts to calculate supplemental adjusted CAP amounts for the non-PEO NEOs as follows.

SUPPLEMENTAL

Year*	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Reclass Current Year LTEIP Cash Award	Less: Prior Year EIP/LTEIP Equity Awards	Current Year EIP Equity Award	Prorated Current Year LTEIP Equity Award	Other Additions to CAP Total	SUPPLEMENTAL Adjusted CAP
2022	$359,529	$437,246	$62,068	$858,843	$(47,573)	$(108,555)	$102,263	$55,604	$(1,511)	$859,071
2021	334,423	333,720	53,945	722,088	23,304	(113,051)	108,555	59,026	63,084	863,006
2020	333,493	432,403	54,804	820,700	24,269	(297,112)	113,051	61,470	(5,893)	716,485
*Supporting detail for the additions for each year is provided in the supplemental tables indicated for each year below.
Supplemental Detail — Non-PEO 2022. The additions to the average non-PEO SCT total and adjusted SCT total for 2022 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/22	Change in Value of Prior Years’ Awards Unvested at 12/31/22	Change in Value of Prior Years’ Awards That Vested in FY 2022	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$102,693	$(6,860)	$—	$95,833	$(5,862)	$(12,722)
MV Shares	—	14,246	(3,035)	11,211	—	11,211
Total	$102,693	$7,386	$(3,035)	$107,044	$(5,862)	$(1,511)
Supplemental Detail — Non-PEO 2021. The additions to the average non-PEO SCT total and adjusted SCT total for 2021 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/21	Change in Value of Prior Years’ Awards Unvested at 12/31/21	Change in Value of Prior Years’ Awards That Vested in FY 2021	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$59,847	$7,444	$—	$67,291	$3,409	$10,853
MV Shares	62,000	43,050	3,793	108,843	5,388	52,231
Total	$121,847	$50,494	$3,793	$176,134	$8,797	$63,084
Supplemental Detail — Non-PEO 2020. The additions to the average non-PEO SCT total and adjusted SCT total for 2020 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/20	Change in Value of Prior Years’ Awards Unvested at 12/31/20	Change in Value of Prior Years’ Awards That Vested in FY 2020	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$74,025	$10,365	$—	$84,390	$5,213	$15,578
MV Shares	224,320	(17,492)	—	206,828	(3,979)	(21,471)
Total	$298,345	$(7,127)	$—	$291,218	$1,234	$(5,893)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP versus TSR
The Company had a Total Shareholder Return of approximately 39% from year-end 2020 to year-end 2022 while CAP for the PEO increased approximately 4% and CAP for the non-PEO NEO’s increased approximately 5% over the same period. Overall after taking into account the impact of the timing of payment of long-term EIP awards and the stock portion of annual EIP awards on CAP, the Committee believes the increase in CAP is consistent with the TSR over this period.
The Committee believes a comparison of adjusted CAP versus TSR is more appropriate than a comparison of CAP versus TSR. As noted above the Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus it has redistributed these amounts in the table below to illustrate adjusted CAP amounts. As shown in the chart below, the PEO and other NEOs’ adjusted CAP amounts are aligned with the Company’s TSR. Adjusted CAP amounts for 2021 were higher due to the higher relative performance vs. EIP goals that year. All of the PEO’s EIP goals and the majority of non-PEO NEO EIP goals are quantitative Company-level goals. Overall, adjusted CAP amounts have increased over the three-year period as has TSR.

Compensation Actually Paid vs. Net Income [Text Block]	CAP versus Net Income
The Company had an increase in net income of approximately 48% from 2020 to 2022 while CAP for the PEO increased approximately 4% and CAP for the non-PEO NEO’s increased approximately 5% over the same period. Overall after taking into account the impact of the timing of payment of long-term EIP awards and the stock portion of annual EIP awards on CAP, the Committee believes the increase in CAP is consistent with the TSR over this period.
The Committee believes a comparison of adjusted CAP versus net income is more appropriate than a comparison of CAP versus net income. As noted above the Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus it has redistributed these amounts as shown in the table below to illustrate adjusted CAP amounts. As shown in the chart below, the PEO and other NEOs’ adjusted CAP amounts are aligned with the Company’s net income growth. Adjusted CAP amounts for 2021 were higher due to the higher relative performance vs. EIP goals that year. All of the PEO’s EIP goals and the majority of non-PEO NEO EIP goals are quantitative Company-level goals. Overall, adjusted CAP amounts have increased over the three-year period as has net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP versus Company-Selected Measure (CSM)
The Company had an improvement in Return on Average Assets (ROA) of approximately 31% from 2020 to 2022 while CAP for the PEO increased approximately 4% and CAP for the non-PEO NEO’s increased approximately 5% over the same period. Overall after taking into account the impact of the timing of payment of long-term EIP awards and the stock portion of annual EIP awards on CAP, the Committee believes the increase in CAP is consistent with the ROA over this period.
The Committee believes a comparison of adjusted CAP versus ROA (the Company-Selected Measure) is more appropriate than a comparison of CAP versus ROA. As noted above the Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus it has redistributed these amounts as shown in the table below to illustrate adjusted CAP amounts. As shown in the chart below, the PEO and other NEOs’ adjusted CAP amounts are aligned with the Company’s ROA trend. Adjusted CAP amounts for 2021 were higher due to the higher relative performance vs. EIP goals that year, which also was the highest ROA in the three-year period.. All of the PEO’s EIP goals and the majority of non-PEO NEO EIP goals are quantitative Company-level goals. Overall, adjusted CAP amounts have increased over the three-year period as has ROA.

Total Shareholder Return Vs Peer Group [Text Block]	TSR: Company versus Peer Group
The Company has increased Total Shareholder Return by 63% more than its peer group over the three year period ending in 2022 and 36% more over the five year period ending in 2022. The Committee believes this is attributable to its consistent financial performance equal to or superior to most peers over these periods as discussed in the Company Performance section above as well as the Company Performance section of prior proxy statements covering the prior years included above.

Tabular List [Table Text Block]	Net income b.Return on assets c.Expense to revenue ratio
Total Shareholder Return Amount	$ 111	101	80
Peer Group Total Shareholder Return Amount	107	124	90
Net Income (Loss)	$ 120,509	$ 118,534	$ 81,437
Company Selected Measure Amount	1.49	1.53	1.14
PEO Name	Mr. Murphy
Supplemental Adjusted PEO Actually Paid Compensation Amount	$ 2,418,465	$ 2,796,186	$ 1,814,387
Supplemental Adjusted Non-PEO NEO Average Compensation Actually Paid Amount	859,071	863,006	716,485
PEO Salary	810,000	808,269	822,461
PEO Bonus And Non-Equity Incentive Compensation	1,397,304	1,062,804	1,376,111
PEO Other Compensation	157,592	139,138	122,754
Non-PEO NEO Salary	359,529	334,423	333,493
Non-PEO NEO Bonus And Non-Equity Incentive Compensation	437,246	333,720	432,403
Non-PEO NEO Other Compensation	$ 62,068	53,945	54,804
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Expense to revenue ratio
PEO [Member] | Adjustment, Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (449,554)	(235,254)	(888,361)
PEO [Member] | Adjustment, Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	420,462	395,760	819,363
PEO [Member] | Supplemental Adjustment, Cash Awards Reclassified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(156,584)	102,792	53,792
PEO [Member] | Supplemental Adjustment, Equity Awards In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(449,554)	(235,254)	(888,361)
PEO [Member] | Supplemental Adjustment, Equity Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	408,550	449,554	235,254
PEO [Member] | Supplemental Adjustment, Equity Awards Prorated During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	280,249	308,376	161,375
PEO [Member] | Supplemental Adjustment, Other Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(29,092)	160,507	(68,999)
PEO [Member] | Equity Awards Reported Value, BV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	425,280	249,464	300,049
PEO [Member] | Equity Awards Granted in Prior Years, Unvested, BV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(31,600)	36,203	41,072
PEO [Member] | Equity Awards Granted in Prior Years, Vested, BV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Adjustment, Equity Award Adjustments, BV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	393,680	285,667	341,121
PEO [Member] | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested, BV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(24,274)	14,211	21,131
PEO [Member] | Supplemental Adjustment, Other Adjustment, BV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(55,874)	50,414	62,203
PEO [Member] | Equity Awards Reported Value, MV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	515,437
PEO [Member] | Equity Awards Granted in Prior Years, Unvested, MV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	26,782	110,093	(37,195)
PEO [Member] | Equity Awards Granted in Prior Years, Vested, MV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Adjustment, Equity Award Adjustments, MV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	26,782	110,093	478,242
PEO [Member] | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested, MV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	(94,007)
PEO [Member] | Supplemental Adjustment, Other Adjustment, MV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,782	110,093	(131,202)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	425,280	249,464	815,486
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(4,818)	146,296	3,877
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	420,462	395,760	819,363
PEO [Member] | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(24,274)	14,211	(72,876)
Non-PEO NEO [Member] | Adjustment, Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(108,555)	(113,051)	(297,112)
Non-PEO NEO [Member] | Adjustment, Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	107,044	176,134	291,218
Non-PEO NEO [Member] | Supplemental Adjustment, Cash Awards Reclassified During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(47,573)	23,304	24,269
Non-PEO NEO [Member] | Supplemental Adjustment, Equity Awards In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(108,555)	(113,051)	(297,112)
Non-PEO NEO [Member] | Supplemental Adjustment, Equity Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	102,263	108,555	113,051
Non-PEO NEO [Member] | Supplemental Adjustment, Equity Awards Prorated During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,604	59,026	61,470
Non-PEO NEO [Member] | Supplemental Adjustment, Other Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,511)	63,084	(5,893)
Non-PEO NEO [Member] | Equity Awards Reported Value, BV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	102,693	59,847	74,025
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested, BV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(6,860)	7,444	10,365
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested, BV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments, BV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	95,833	67,291	84,390
Non-PEO NEO [Member] | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested, BV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(5,862)	3,409	5,213
Non-PEO NEO [Member] | Supplemental Adjustment, Other Adjustment, BV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,722)	10,853	15,578
Non-PEO NEO [Member] | Equity Awards Reported Value, MV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	62,000	224,320
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested, MV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	14,246	43,050	(17,492)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested, MV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(3,035)	3,793	0
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments, MV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	11,211	108,843	206,828
Non-PEO NEO [Member] | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested, MV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	5,388	(3,979)
Non-PEO NEO [Member] | Supplemental Adjustment, Other Adjustment, MV Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,211	52,231	(21,471)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	102,693	121,847	298,345
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	7,386	50,494	(7,127)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(3,035)	3,793	0
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	107,044	176,134	291,218
Non-PEO NEO [Member] | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ (5,862)	$ 8,797	$ 1,234